UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
October 19, 2007

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1 (but also see below)

Form 13F Information Table Entry Total: 104
Form 13F Information Table Value Total: $3,631,467 (thousands)

List of Other Included Managers:

No.  Form 13F File Number  Name

1     028-10986            Madison Asset Management, LLC

  Note that this filing by Madison Investment Advisors, Inc. also includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Madison Mosaic Funds

                                                            FORM 13F INFORMATION TABLE
                                                     VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS   SOLE SHARED   NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- --------- ------ ------- ------
3M Company                     COM        88579Y101    82758  884359 SH        SOLE                844509       39850
ACI Worldwide Inc.             COM        004498101     5409  242000 SH        SOLE                242000
Abercrombie & Fitch            COM        002896207    14179  175700 SH        SOLE                175700
Adobe Systems, Inc             COM        00724F101      306    7000 SH        SOLE                  7000
Affiliated Managers Group      COM        008252108     9308   73000 SH        SOLE                 73000
Aflac, Inc.                    COM        001055102    72561 1272114 SH        SOLE               1215779       56335
Altera Corp.                   COM        021441100     3781  157000 SH        SOLE                157000
American Eagle Outfitters      COM        02553E106    10732  407900 SH        SOLE                407900
Amgen, Inc.                    COM        031162100    12264  216800 SH        SOLE                216800
Apache Corp                    COM        037411105    13285  147510 SH        SOLE                147510
Applied Materials, Inc.        COM        038222105     4140  200000 SH        SOLE                200000
Autoliv, Inc.                  COM        052800109    25043  419126 SH        SOLE                404171       14955
Bed Bath Beyond Inc            COM        075896100    11679  342300 SH        SOLE                342300
Berkshire Hathaway, Inc. Cl B  COM        084670207   104214   26370 SH        SOLE                 25045        1325
Best Buy Company               COM        086516101    93138 2023866 SH        SOLE               1946836       77030
Biogen Idec                    COM        09062X103    13167  198500 SH        SOLE                198500
Boeing                         COM        097023105      709    6750 SH        SOLE                              6750
Boston Scientific              COM        101137107     2758  197700 SH        SOLE                197700
Broadridge Financial Solutions COM        11133T103    12969  684405 SH        SOLE                660579       23826
Brookfield Asset Management    COM        112585104    43573 1131769 SH        SOLE               1097131       34638
Brown & Brown Inc.             COM        115236101    29077 1105584 SH        SOLE               1069219       36365
Cabela's Inc Cl A              COM        126804301    27979 1183051 SH        SOLE               1144298       38753
Capital One Finl Corp          COM        14040H105    51177  770384 SH        SOLE                740579       29805
Carmax, Inc.                   COM        143130102    23512 1156495 SH        SOLE               1118800       37695
Charles River Laboratories     COM        159864107    94973 1691421 SH        SOLE               1630701       60720
Cisco Systems, Inc.            COM        17275R102   136896 4132093 SH        SOLE               3965545      166548
Citigroup, Inc.                COM        172967101    88287 1891731 SH        SOLE               1820705       71026
Clorox Co.                     COM        189054109    37861  620779 SH        SOLE                600139       20640
Coca Cola Co                   COM        191216100    89591 1558909 SH        SOLE               1488554       70355
Comcast, Corp. Special Cl A    COM        20030N200    68207 2846703 SH        SOLE               2720175      126528
Community Health Systems       COM        203668108     3144  100000 SH        SOLE                100000
Countrywide Financial Corp.    COM        222372104     5399  284000 SH        SOLE                284000
Coventry Health Care, Inc.     COM        222862104    31965  513822 SH        SOLE                496822       17000
Dell Computer Corp             COM        24702R101     9500  344200 SH        SOLE                344200
Discover Financial Services    COM        254709108      657   31571 SH        SOLE                 31571
Dover Corp.                    COM        260003108    95095 1866436 SH        SOLE               1799571       66865
EBAY Inc.                      COM        278642103    14484  371200 SH        SOLE                371200
FLIR Systems, Inc.             COM        302445101    21785  393309 SH        SOLE                380099       13210
Fiserv, Inc                    COM        337738108   117606 2312354 SH        SOLE               2230115       82239
Flextronics Intl LTD           COM        Y2573F102     8099  724400 SH        SOLE                724400
Genentech Inc.                 COM        368710406     4954   63500 SH        SOLE                 63500
General Electric               COM        369604103   122668 2962990 SH        SOLE               2830480      132510
Genzyme                        COM        372917104     8470  136705 SH        SOLE                136705
Google Inc                     COM        38259p508    62318  109856 SH        SOLE                105600        4256
Health Mgmt Assoc. Inc.-A      COM        421933102     2201  317100 SH        SOLE                317100
Home Depot                     COM        437076102     7623  235000 SH        SOLE                235000
Idex Corp.                     COM        45167R104     4003  109990 SH        SOLE                108739        1251
Int'l Game Technology          COM        459902102    40441  938296 SH        SOLE                907386       30910
Intel Corp                     COM        458140100     1293   50000 SH        SOLE                 50000
Intuit, Inc.                   COM        461202103    11069  365300 SH        SOLE                365300
Iron Mountain Incorporated     COM        462846106    34827 1142617 SH        SOLE               1105502       37115
Ishares Russell 1000 Growth    COM        464287614      203    3284 SH        SOLE                  3284
Johnson & Johnson              COM        478160104   108811 1656181 SH        SOLE               1582455       73726
Kohls Corp                     COM        500255104    68913 1202048 SH        SOLE               1148988       53060
Laboratory Crp of Amer Hldgs   COM        50540R409    29502  377125 SH        SOLE                365320       11805
Liberty Global Inc.-Series C   COM        530555309    21196  548265 SH        SOLE                529401       18864
Liberty Media Interactive A    COM        53071M104    70985 3695208 SH        SOLE               3536264      158944
Linear Tech Corp.              COM        535678106    71448 2041969 SH        SOLE               1978764       63205
Lowe's Companies               COM        548661107     9319  332600 SH        SOLE                332600
MGIC Investment                COM        552848103     5730  177350 SH        SOLE                177050         300
MIDCAP SPDR Trust Series 1     COM        595635103      306    1900 SH        SOLE                  1900
Markel Corp.                   COM        570535104    37283   77031 SH        SOLE                 74315        2716
Marsh & McLennan               COM        571748102    52857 2072826 SH        SOLE               1973976       98850
Maxim Integrated Prods         COM        57772K101     1174   40000 SH        SOLE                 40000
McDonalds                      COM        580135101    61353 1126369 SH        SOLE               1076239       50130
Medtronic Inc.                 COM        585055106    83075 1472699 SH        SOLE               1409044       63655
Merrill Lynch                  COM        590188108    14520  203700 SH        SOLE                203700
Microsoft Corp                 COM        594918104   105660 3586570 SH        SOLE               3426032      160538
Mohawk Industries, Inc.        COM        608190104    23573  289947 SH        SOLE                280492        9455
Morgan Stanley                 COM        617446448    60253  956396 SH        SOLE                922576       33820
Mylan Labs                     COM        628530107     7262  455000 SH        SOLE                455000
Novartis Ag                    ADR        66987v109   111484 2028454 SH        SOLE               1937394       91060
O-Reilly Automotive Inc.       COM        686091109    29443  881251 SH        SOLE                850786       30465
Odyssey Re Holdings Corp       COM        67612W108    12931  348464 SH        SOLE                336846       11618
Office Depot                   COM        676220106      219   10600 SH        SOLE                 10600
Patterson Cos Inc.             COM        703395103    28900  748513 SH        SOLE                722843       25670
Pfizer, Inc.                   COM        717081103     9621  393800 SH        SOLE                393800
Pharmaceutical Product Develop COM        717124101    53248 1502492 SH        SOLE               1435547       66945
Powershares QQQ Nasdaq 100     COM        73935A104    11207  218000 SH        SOLE                218000
Proctor & Gamble               COM        742718109      324    4600 SH        SOLE                  4600
QLogic Corp                    COM        747277101     5461  406000 SH        SOLE                406000
Qualcomm, Inc.                 COM        747525103     1268   30000 SH        SOLE                 30000
SEI Investments Co.            COM        784117103    30636 1123008 SH        SOLE               1087587       35421
Scripps Co. (E.W.) - Cl A      COM        811054204    16738  398530 SH        SOLE                386150       12380
Seagate Tech Inc-Escrow Shs    COM        33045Z           0   10400 SH        SOLE                 10400
Symantec Corp                  COM        871503108     8605  444000 SH        SOLE                444000
Synovus Financial Corp         COM        87161C105    32482 1157991 SH        SOLE               1121941       36050
Target Corporation             COM        87612E106    65790 1034922 SH        SOLE                997057       37865
Techne Corp                    COM        878377100    20470  324511 SH        SOLE                313106       11405
Tiffany & Co.                  COM        886547108    24257  463354 SH        SOLE                448409       14945
Unit Corp                      COM        909218109    30007  619973 SH        SOLE                602917       17056
United Healthcare Corp.        COM        91324P102   114836 2371168 SH        SOLE               2278168       93000
United Parcel Service - Cl B   COM        911312106    75986 1011791 SH        SOLE                968336       43455
Varian Medical Systems         COM        92220P105     8499  202900 SH        SOLE                202900
Walgreen Co                    COM        931422109    68121 1442012 SH        SOLE               1378622       63390
Washington Group International COM        938862208    34443  392248 SH        SOLE                379743       12505
Waste Management, Inc.         COM        94106L109    28218  747686 SH        SOLE                723126       24560
Waters Corp.                   COM        941848103    31653  472996 SH        SOLE                456526       16470
Wells Fargo & Co               COM        949746101    74547 2092851 SH        SOLE               1998756       94095
White Mountains Ins Grp        COM        G9618E107    28153   54166 SH        SOLE                 52255        1911
Williams-Sonoma, Inc.          COM        969904101    14027  430000 SH        SOLE                430000
Xilinx, Inc.                   COM        983919101     1236   47300 SH        SOLE                 47300
Yahoo! Inc                     COM        984332106      268   10000 SH        SOLE                 10000
Zebra Technologies Corp-Cl A   COM        989207105    33832  927164 SH        SOLE                901139       26025
